OPERATING LEASES (Tables)	12 Months Ended
Jul. 31, 2024
Operating Leases
Schedule of revenues by lease and non-lease components
	Years Ended July 31,
	2024	2023
Base rent – fixed	$19,762,211	$20,541,387
Reimbursements of common area costs	771,496	936,438
Non-lease components (real estate taxes)	1,059,557	1,098,630
Rental income	$21,593,264	$22,576,455
	Years Ended July 31,
	2024	2023
Base rent – fixed
Company owned property	$13,107,528	$13,856,697
Leased property	6,654,683	6,684,690
	19,762,211	20,541,387
Reimbursements of common area costs & Non lease components (real estate taxes)
Company owned property	1,127,841	1,322,923
Leased property	703,212	712,145
	1,831,053	2,035,068
Total	$21,593,264	$22,576,455

Schedule of future minimum non-cancelable rental income
Year Ended July 31,	Company Owned Property	Leased Property	Total
2025	$11,482,260	$6,022,977	$17,505,237
2026	8,397,838	4,460,999	12,858,837
2027	7,081,987	4,114,812	11,196,799
2028	6,244,415	4,068,938	10,313,353
2029	5,651,205	3,243,914	8,895,119
After 2029	21,719,199	6,422,863	28,142,062
Total	$60,576,904	$28,334,503	$88,911,407

Schedule of operating lease right-of-use assets, liabilities and rent expense
	Jamaica Avenue at 169th Street
	Increase in Operating Lease Right- of-Use Asset	Increase in Operating Lease Liability	Decrease in Monthly Rent Expense
Remeasurement change resulting from April 2023 lease extension	$1,201,952	$1,201,952	$(30,563)

Schedule of rental expense
	Years Ended July 31,
	2024	2023
Sublease income	$7,357,895	$7,396,835
Operating lease cost	(2,996,055)	(3,239,348)
Excess of sublease income over lease cost	$4,361,840	$4,157,487

Schedule of additional information related to leases
	Years Ended July 31,
	2024	2023
Other information:
Operating cash flows from operating leases	$2,150,129	$2,132,945

Schedule of annual undiscounted cash flows of the operating lease liabilities
Year ended July 31	Operating Leases
2025	$2,167,284
2026	2,237,257
2027	2,328,731
2028	2,349,076
2029	2,370,098
Thereafter	21,662,828
Total undiscounted cash flows	33,115,274
Less: present value discount	(7,805,549)
Total Lease Liabilities	$25,309,725